NET LOSS PER SHARE - Reconciliation for Basic and Diluted Net Loss per Ordinary Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (903,859)	$ (141,835)	¥ (425,232)	¥ (217,139)
Accretion and modifications of Redeemable Convertible Preferred Shares	(4,878,652)		(1,139,108)	(23,341)
Deemed dividend to Series E Redeemable Convertible Preferred Shareholders			(14,729)
Numerator for basic and diluted net loss per ordinary share calculation	¥ (5,782,511)	$ (907,402)	¥ (1,579,069)	¥ (240,480)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Weighted average number of pre-offering Class A and pre-offering Class B ordinary shares | shares	294,793,258	294,793,258	85,103,964	89,567,463
Denominator for basic and diluted net loss per ordinary share calculation	¥ 294,793,258		¥ 85,103,964	¥ 89,567,463
Earnings Per Share, Basic [Abstract]
- Basic | (per share)	¥ (19.62)	$ (3.08)	¥ (18.55)	¥ (2.68)
Earnings Per Share, Diluted [Abstract]
- Diluted | (per share)	¥ (19.62)	$ (3.08)	¥ (18.55)	¥ (2.68)